STOCK BASED COMPENSATION (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Apr. 21, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	0
Intrinsic value options outstanding	$ 0
Non Vested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 154,839
Unrecognized compensation cost, remaining term	12 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 0
RSU's granted	0
Share-based compensation expense	$ 57,824
Obligated to issue share of common stock	0
Options Held [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value options exercisable	$ 0
Aclarion Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares issued		154,426	125,000